Capitalized Software Development Costs, Net (Details) - Schedule of changes in capitalized software development costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of changes in capitalized software development costs [Abstract]
Balance at the beginning of the year	$ 25,203	$ 24,362
Capitalization	6,097	7,911
Amortization	(5,840)	(7,679)
Functional currency translation adjustments	(2,034)	609
Balance at year end	$ 23,426	$ 25,203